Investment Objectives and Goals - Calamos Timpani Active Growth Opportunities ETF	Jun. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Timpani Active SMID Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Timpani Active SMID Growth ETF (the “Fund”) seeks capital appreciation.